Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Revenues
Oil and gas sales	$ 102,612	$ 0	$ 390,705	$ 0
Total revenues	102,612	0	390,705	0
Operating expenses:
Lease operating expense	143,356	0	280,654	0	$ 30,089	$ 0
Production taxes	50,025	0	98,640	0
General and administrative expense	1,124,821	200,835	2,267,604	1,398,949	1,744,263	13,431
Asset impairment			0	27,368	7,814,365	0
Explorations expense	(18,842)	26,031	(59,464)	91,898	1,444,742	0
Depreciation, depletion, amortization and accretion	297,367	2,452	762,948	3,719	10,143	0
Total operating expenses	1,596,727	229,318	3,350,382	1,521,934	11,043,602	13,431
Loss from operations	1,494,115	229,318	2,959,677	1,521,934	(11,043,602)	(13,431)
Other income (expense)
Interest expense	(10,364)	0	(79,739)	0
Gain on disposition of assets			44,100	0
Interest income	74	0	211	0	61	0
Total other income (expense)	(10,290)	0	(35,428)	0
Loss before income taxes	(1,504,405)	(229,318)	(2,995,105)	(1,521,934)	(11,043,541)	(13,431)
Income taxes	0	0	0	0	0	0
Net loss	$ (1,504,405)	$ (229,318)	$ (2,995,105)	$ (1,521,934)	$ (11,043,541)	$ (13,431)
Net loss per common share Basic and diluted	$ (0.09)	$ (0.12)	$ (0.19)	$ (1.66)	$ (3.78)	$ (0.04)
Weighted average number of common shares	15,942,466	1,870,488	15,702,037	914,368	2,922,235	342,465